Cover	Aug. 13, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2021
Entity File Number	001-36457
Entity Registrant Name	PROVECTUS BIOPHARMACEUTICALS, INC.
Entity Central Index Key	0000315545
Entity Tax Identification Number	90-0031917
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10025 Investment Drive
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Knoxville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37932
City Area Code	(866)
Local Phone Number	594-5999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false